UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Eubel Brady & Suttman Asset Management, Inc.

Address:  7777 Washington Village Drive, Suite 210
          Dayton, Ohio  45459


13F File Number: 28-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark E. Brady
Title:  Chief Operations Officer
Phone:  (937) 291-1223


Signature, Place and Date of Signing:

/s/ Mark E. Brady                  Dayton, Ohio              May 11, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    85

Form 13F Information Table Value Total:  $ 2,609,491
                                         (thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                           Eubel Brady & Suttman Asset Management, Inc.
                                                          SEC Form 13-F
                                                             03/31/07


COLUMN 1                        COLUMN  2        COLUMN 3   COLUMN 4     COLUMN 5        COLUMN 6    COLUMN 7     COLUMN 8

                                TITLE                        VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS         CUSIP      (X$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------                  --------         -----      --------  -------  --- ----  ----------  --------  ----     ------  ----
ACETO CORP                      COM              004446100     267      33801  SH        SOLE        NONE        33801
ALESCO FINL INC                 COM              014485106   36972    4244785  SH        SOLE        NONE      4244785
ALTRIA GROUP INC                COM              02209S103   26549     402861  SH        SOLE        NONE       402861
AMERICA SVC GROUP INC           COM              02364l109    1959     117491  SH        SOLE        NONE       117491
AMERICAN EAGLE OUTFITTERS NE    COM              02553E106   83519    2784898  SH        SOLE        NONE      2784898
AMERICAN FINL RLTY TR           COM              02607P305   16808    1667470  SH        SOLE        NONE      1667470
AMERICAN HOME MTG INVT CORP     COM              02660r107   35098    1300419  SH        SOLE        NONE      1300419
AMERICREDIT CORP                COM              03060R101  102181    4469848  SH        SOLE        NONE      4469848
AMERISAFE INC                   COM              03071H100    4370     231845  SH        SOLE        NONE       231845
AMTRUST FINANCIAL SERVICES I    COM              032359309    1938     183540  SH        SOLE        NONE       183540
ASHFORD HOSPITALITY TR INC      COM SHS          044103109   27777    2326373  SH        SOLE        NONE      2326373
CABLEVISION SYS CORP            CL A NY CABLVS   12686C109   74458    2446867  SH        SOLE        NONE      2446867
CAPITAL ONE FINL CORP           COM              14040H105  103325    1369273  SH        SOLE        NONE      1369273
CATO CORP NEW                   CL A             149205106    3788     161960  SH        SOLE        NONE       161960
CENTENNIAL BK HLDGS INC DEL     COM              151345303     303      35000  SH        SOLE        NONE        35000
CENTURYTEL INC                  COM              156700106   54642    1209154  SH        SOLE        NONE      1209154
CINCINNATI FINL CORP            COM              172062101   63896    1506985  SH        SOLE        NONE      1506985
CINTAS CORP                     COM              172908105   69896    1936188  SH        SOLE        NONE      1936188
COMCAST CORP NEW                CL A             20030n101   39993    1541150  SH        SOLE        NONE      1541150
COMPUDYNE CORP                  NOTE 6.250% 1/1  204795AA6    2346    2489000  SH        SOLE        NONE      2489000
CONSOL ENERGY INC               COM              20854P109  109453    2797159  SH        SOLE        NONE      2797159
DELL INC                        COM              24702R101    2478     106750  SH        SOLE        NONE       106750
DIAMONDROCK HOSPITALITY CO      COM              252784301    2677     140895  SH        SOLE        NONE       140895
DISCOVERY HOLDING CO            CL A COM         25468Y107    3497     182795  SH        SOLE        NONE       182795
DUN & BRADSTREET CORP DEL NE    COM              26483E100   52640     577196  SH        SOLE        NONE       577196
EXXON MOBIL CORP                COM              30231G102    1056      13995  SH        SOLE        NONE        13995
FAIR ISAAC CORP                 COM              303250104    1646      42565  SH        SOLE        NONE        42565
FIELDSTONE INVT CORP            COM              31659U300    2882     938728  SH        SOLE        NONE       938728
FIFTH THIRD BANCORP             COM              316773100     469      12114  SH        SOLE        NONE        12114
FINISH LINE INC                 CL A             317923100    3017     239440  SH        SOLE        NONE       239440
FRIEDMAN BILLINGS RAMSEY GRO    CL A             358434108   24103    4366456  SH        SOLE        NONE      4366456
GANNETT INC                     COM              364730101  109538    1945958  SH        SOLE        NONE      1945958
GENERAL COMMUNICATION INC       CL A             369385109    8009     572101  SH        SOLE        NONE       572101
GENERAL ELECTRIC CO             COM              369604103     776      21958  SH        SOLE        NONE        21958
HEARST-ARGYLE TELEVISION INC    COM              422317107   45499    1673367  SH        SOLE        NONE      1673367
HIGHLAND HOSPITALITY CORP       COM              430141101    3405     191310  SH        SOLE        NONE       191310
HOME DEPOT INC                  COM              437076102   40711    1108095  SH        SOLE        NONE      1108095
HOMEBANC CORP GA                COM              43738R109    5546    1589160  SH        SOLE        NONE      1589160
IHOP CORP                       COM              449623107    4114      70150  SH        SOLE        NONE        70150
ITLA CAP CORP                   COM              450565106    9145     175790  SH        SOLE        NONE       175790
JONES APPAREL GROUP INC         COM              480074103   50375    1639291  SH        SOLE        NONE      1639291
KRAFT FOODS INC                 CL A             50075n104    8795     277798  SH        SOLE        NONE       277798
K-SWISS INC                     CL A             482686102    7590     280890  SH        SOLE        NONE       280890
LANCASTER COLONY CORP           COM              513847103   59865    1354722  SH        SOLE        NONE      1354722
LEE ENTERPRISES INC             COM              523768109   28181     937809  SH        SOLE        NONE       937809
LEGACY RESERVES LP              UNIT LP INT      524707304   25736     939275  SH        SOLE        NONE       939275
LEUCADIA NATL CORP              COM              527288104  117193    3983457  SH        SOLE        NONE      3983457
LIBERTY GLOBAL INC              COM SER A        530555101    2363      71770  SH        SOLE        NONE        71770
LIBERTY GLOBAL INC              COM SER C        530555309    2269      74038  SH        SOLE        NONE        74038
LIBERTY MEDIA HLDG CORP         CAP COM SER A    53071M302   25700     232394  SH        SOLE        NONE       232394
LIBERTY MEDIA HLDG CORP         INT COM SER A    53071M104   27026    1134610  SH        SOLE        NONE      1134610
MARINER ENERGY INC              COM              56845T305     633      33110  SH        SOLE        NONE        33110
MARKEL CORP                     COM              570535104    9053      18673  SH        SOLE        NONE        18673
MCG CAPITAL CORP                COM              58047P107    5548     295710  SH        SOLE        NONE       295710
MEDIACOM COMMUNICATIONS CORP    CL A             58446k105   27854    3421896  SH        SOLE        NONE      3421896
MERCURY GENL CORP NEW           COM              589400100   65589    1236587  SH        SOLE        NONE      1236587
MERUELO MADDUX PROPERTIES IN    COM              590473104    6321     722420  SH        SOLE        NONE       722420
MGIC INVT CORP WIS              COM              552848103   65547    1112474  SH        SOLE        NONE      1112474
MICROSOFT CORP                  COM              594918104   16671     598173  SH        SOLE        NONE       598173
3M CO                           COM              88579Y101     830      10861  SH        SOLE        NONE        10861
NEWALLIANCE BANCSHARES INC      COM              650203102     260      16050  SH        SOLE        NONE        16050
NVR INC                         COM              62944T105  103015     154910  SH        SOLE        NONE       154910
PARK NATL CORP                  COM              700658107    2556      27054  SH        SOLE        NONE        27054
PETROHAWK ENERGY CORP           COM              716495106   93195    7076321  SH        SOLE        NONE      7076321
PFIZER INC                      COM              717081103   40100    1587482  SH        SOLE        NONE      1587482
PIONEER NAT RES CO              COM              723787107   24840     576190  SH        SOLE        NONE       576190
PROCTER & GAMBLE CO             COM              742718109     634      10032  SH        SOLE        NONE        10032
QUEST RESOURCE CORP             COM NEW          748349305    3946     430330  SH        SOLE        NONE       430330
RAIT FINANCIAL TRUST            COM              749227104   72618    2599080  SH        SOLE        NONE      2599080
RLI CORP                        COM              749607107   24075     438294  SH        SOLE        NONE       438294
SEABRIGHT INSURANCE HLDGS IN    COM              811656107   29081    1580485  SH        SOLE        NONE      1580485
SHERWIN WILLIAMS CO             COM              824348106   77332    1170994  SH        SOLE        NONE      1170994
SPECIALTY UNDERWRITERS ALLIA    COM              84751T309    2287     295915  SH        SOLE        NONE       295915
TELEPHONE & DATA SYS INC        SPL COM          879433860   33424     597933  SH        SOLE        NONE       597933
TELEPHONE & DATA SYS INC        COM              879433100   72580    1217381  SH        SOLE        NONE      1217381
THOMAS PPTYS GROUP INC          COM              884453101    5452     351320  SH        SOLE        NONE       351320
TIMBERLAND CO                   CL A             887100105   98867    3798176  SH        SOLE        NONE      3798176
TOPPS INC                       COM              890786106    6417     660200  SH        SOLE        NONE       660200
TOWER GROUP INC                 COM              891777104   17471     542240  SH        SOLE        NONE       542240
TRINITY INDS INC                COM              896522109    3232      77092  SH        SOLE        NONE        77092
TYCO INTL LTD NEW               COM              902124106   42965    1361808  SH        SOLE        NONE      1361808
UNITED PARCEL SERVICE INC       CL B             911312106    6606      94237  SH        SOLE        NONE        94237
UST INC                         COM              902911106   79525    1371600  SH        SOLE        NONE      1371600
WACHOVIA CORP 2ND NEW           COM              929903102   30066     546167  SH        SOLE        NONE       546167
WILLIAMS CTLS INC               COM NEW          969465608    5056     292785  SH        SOLE        NONE       292785




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